Subsequent Events (Details) (USD $)	12 Months Ended			1 Months Ended						12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Feb. 28, 2013 Reduction in Projected Annual Distribution Rate, Effective April 2013 [Member] Subsequent Event [Member]	Jan. 31, 2013 Subsequent Event [Member] Mortgage Debt Originated [Member]	Feb. 28, 2013 Subsequent Event [Member] Extinguishment of San Diego, CA and Provo, UT Residence Inn Mortgage Notes Payable [Member]	Jan. 31, 2013 Subsequent Event [Member] Amendment to Line of Credit $40 Million[Member]	Feb. 28, 2013 Subsequent Event [Member]	Jan. 31, 2013 Subsequent Event [Member]	Dec. 31, 2012 Mortgage Debt Originated [Member]	Dec. 31, 2011 Mortgage Debt Originated [Member]
Subsequent Events (Details) [Line Items]
Payments of Ordinary Dividends, Common Stock	$ 69,969,000	$ 70,404,000	$ 71,340,000					$ 5,800,000	$ 5,800,000
Common Stock, Dividends, Per Share, Cash Paid (in Dollars per share)	$ 0.77	$ 0.77	$ 0.77					$ 0.064167	$ 0.064167
Stock Issued During Period, Value, Dividend Reinvestment Plan								1,200,000	1,200,000
Stock Issued During Period, Shares, Dividend Reinvestment Plan (in Shares)								110,000	111,782
Units Redeemed (in Shares)									386,558
Payments for Redemption of Units	17,832,000	32,027,000	40,680,000						4,200,000
Redemption requests redeemed, percentage									3.00%
Requested unit redemptions (in Shares)									13,400,000
Redemption requests not redeemed (in Shares)									13,000,000
Number of Mortgage Loan Agreements					2					4	1
Debt Instrument, Collateral					The loans are separately secured by the Company's Huntsville, Alabama Homewood Suites and Prattville, Alabama Courtyard hotels
Debt Instrument, Payment Terms					amortize based on a 25 year term with a balloon payment due at maturity in February 2023
Debt Instrument, Interest Rate, Stated Percentage					4.12%	6.55%
Debt Instrument, Face Amount					15,300,000					63,000,000	10,500,000
Subsequent Event, Description					used to reduce the outstanding balance on the Company's $40.0 million credit facility
Debt Issuance Cost					200,000					300,000
Number of hotel properties used to secure debt						2				4	1
Extinguishment of Debt, Amount						$ 18,300,000
Line of Credit Facility, Description							The Company entered into an amendment to its unsecured credit facility, also in February 2013, which increased the maximum aggregate commitment by the lender from $40.0 million to $55.0 million. Under the amendment the increase is effective until the earlier of completing its planned financing of the San Diego, California Residence Inn or April 2013. All other terms of the credit facility remain the same, including the payment of a quarterly fee on the average unused balance of the credit facility at an annual rate of 0.35%.
Annual Distribution rate (in Dollars per share)				$ 0.66